Derivative Instruments and Hedging Activities (Classification within the Condensed Consolidated Statements of Results of Operations or Balance Sheets of the Gains and Losses) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Not Designated as Hedging Instrument [Member]
Change in unrealized gain / (loss)	$ 0.2	$ 1.6
Realized gain / (loss)	0.7	1.6
Derivative, Gain (Loss) on Derivative, Net	0.9	3.2
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member]
Change in unrealized gain / (loss)	0.3	(0.4)
Realized gain / (loss)	0.4	0.8
Derivative, Gain (Loss) on Derivative, Net	0.7	0.4
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Change in unrealized gain / (loss)	0.0	1.9
Realized gain / (loss)	0.0	(0.7)
Derivative, Gain (Loss) on Derivative, Net	0.0	1.2
Not Designated as Hedging Instrument [Member] | Natural Gas [Member]
Change in unrealized gain / (loss)	(0.1)	0.1
Realized gain / (loss)	0.3	1.5
Derivative, Gain (Loss) on Derivative, Net	0.2	1.6
Not Designated as Hedging Instrument [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Derivative, Gain (Loss) on Derivative, Net	0.9	3.2
Not Designated as Hedging Instrument [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Commodity Contract - FTR [Member]
Derivative, Gain (Loss) on Derivative, Net	0.7	0.4
Not Designated as Hedging Instrument [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Forward Contract Power [Member]
Derivative, Gain (Loss) on Derivative, Net	0.0	1.2
Not Designated as Hedging Instrument [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Natural Gas [Member]
Derivative, Gain (Loss) on Derivative, Net	0.2	$ 1.6
Other Noncurrent Assets [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	$ 0.6		$ 0.0